DESCRIPTION OF THE PLAN (Details) - EBP 004		12 Months Ended
	Jan. 01, 2026	Dec. 31, 2025 USD ($) break	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
Maximum annual compensation to total compensation, percentage		37.00%
Pretax, minimum annual compensation to total compensation, percentage		1.00%
Pretax, maximum annual compensation to total compensation, percentage		35.00%
Payroll period from date pf hire		45 days
Automatic deferral rate, annual increase		1.00%
Matching percentage		125.00%
Participant compensation matched, percentage		6.00%
Participant compensation matched, minimum service period		1 year
Investment contribution, minimum increment, percent		1.00%
Vesting period		2 years
Vesting percentage		100.00%
Nonvested account, break in service forfeiture period		5 years
Number of consecutive one-year breaks before re-employment for restoration of employer contributions, maximum | break		5
Consecutive break period for restoration of employer contributions		1 year
Forfeited nonvested account, decrease from employer contribution		$ 109,735	$ 157,591
Forfeited nonvested account		19,884	213
Vested account balance for terminated employee, minimum amount for leaving in plan		1,000
Vested account balance for terminated employee, maximum amount for lump sum distribution		1,000
Maximum borrowing, amount		$ 50,000
Maximum borrowing, to total account, percentage		50.00%
Minimum borrowing, amount		$ 1,000
Primary residence, borrowing term		10 years
Note receivable from participant, allowance for credit loss		$ 0	$ 0
Subsequent Event
EBP, Description of Plan [Line Items]
Maximum annual compensation to total compensation, percentage	77.00%
Pretax, maximum annual compensation to total compensation, percentage	70.00%
Matching percentage	100.00%
Participant compensation matched, percentage	6.00%
Participant compensation matched, minimum service period	1 year
EBP, After Tax Account Contribution
EBP, Description of Plan [Line Items]
After tax, minimum annual compensation to total compensation, percentage		1.00%
After tax, maximum annual compensation to total compensation, percentage		2.00%
EBP, After Tax Account Contribution | Subsequent Event
EBP, Description of Plan [Line Items]
After tax, maximum annual compensation to total compensation, percentage	7.00%
Minimum
EBP, Description of Plan [Line Items]
Automatic deferral rate		3.00%
General loan, borrowing term		1 year
Participant loan, interest rate		4.25%	4.25%
Maximum
EBP, Description of Plan [Line Items]
Automatic deferral rate		15.00%
General loan, borrowing term		4 years
Participant loan, interest rate		9.50%	9.50%